INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Inventories [Abstract]
Amount of inventories recognized as an expense	$ 1,677.3	$ 2,044.9
Disclosure of operating segments [line items]
Write-down of inventory to net realizable value	108.1	62.9
Imprintables product line stock-keeping unit
Disclosure of operating segments [line items]
Write-down of inventory to net realizable value	29.2	$ 47.6
Retail product line
Disclosure of operating segments [line items]
Write-down of inventory to net realizable value	26.0
Personal protective equipment
Disclosure of operating segments [line items]
Write-down of inventory to net realizable value	$ 6.2